<SEQUENCE>1
<FILENAME>nia1q09.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     May 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $61,825 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                COM            013817101     2244   305760            Sole               137175       0 168585
AMAZON INC               COM            023135106      580     7900            Sole                 3575       0   4325
AMERICAN EXPRESS CO      COM            025816109     2356   172880            Sole                78850       0  94030
APOLLO GROUP INC CL A    COM            037604105      290     3700            Sole                 2000       0   1700
AT&T                     COM            00206R102     4776   189519            Sole               100773       0  88746
AUTOZONE INC             COM            053332102      358     2200            Sole                 1225       0    975
BIG LOTS INC             COM            089302103     3050   146785            Sole                74100       0  72685
BRISTOL MYERS SQUIBB     COM            110122108     4354   198624            Sole                93150       0 105474
DELL COMPUTER CORP       COM            24702R101     2847   300275            Sole               136700       0 163575
DIRECTV GROUP INC        COM            25459L106     5757   252589            Sole               121125       0 131464
DOW CHEM CO              COM            260543103     1295   153675            Sole                77750       0  75925
DU PONT                  COM            263534109     2724   121983            Sole                59250       0  62733
FAMILY DLR STORES        COM            307000109     5210   156122            Sole                80700       0  75422
GENERAL ELEC CO          COM            369604103     1890   186955            Sole               102525       0  84430
INGERSOLL-RAND CO CL A   COM            G4776G101     2733   198065            Sole                95400       0 102665
INTL PAPER CO            COM            460146103     1950   277025            Sole               126100       0 150925
J P MORGAN CHASE         COM            46625H100     3762   141525            Sole                75500       0  66025
LEGGETT & PLATT          COM            524660107     2463   189625            Sole                99575       0  90050
LILY ELI & CO            COM            532457108     3478   104113            Sole                53125       0  50988
MERCK & CO               COM            589331107     3553   132811            Sole                66350       0  66461
MONSANTO CO              COM            61166W101     5005    60227            Sole                31050       0  29177
ORACLE CORP              COM            68389X105      411    22750            Sole                 8400       0  14350
PFIZER                   COM            717081103     2778   203949            Sole               100550       0 103399
SPDR TR UNIT SER 1       COM            78462F103      205     2584            Sole                    0       0   2584

                                                    61,825